Leases - Maturity of Lease Liabilities under Non-cancellable Operating Leases (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Leases [Abstract]
2022 (remainder)	$ 482,000
2022 / 2023	968,000	$ 998,000
2023 / 2024	880,000	967,000
2024 / 2025	729,000	881,000
2025 / 2026	523,000	751,000
2026 / 2027	371,000	546,000
Thereafter	1,158,000	1,634,000
Total lease payments	5,111,000	5,777,000
Less interest	(1,161,000)	(1,406,000)
Present value of lease liabilities	$ 3,950,000	$ 4,371,000